Schedule I - Summary of Investments - Other Than Investments in Affiliates	12 Months Ended
Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary of Investments - Other Than Investments in Affiliates
SCHEDULE I
SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN AFFILIATES
($ in millions)

	As of December 31, 2012
Type of Investment	Cost	Fair Value	Amount at which shown on Balance Sheet
Fixed maturities
Bonds and notes
U.S. government and government agencies and authorities (guaranteed and sponsored)	$6,312	$6,659	$6,659
States, municipalities and political subdivisions	1,808	1,998	1,998
Foreign governments	1,369	1,460	1,460
Public utilities	5,477	6,193	6,193
All other corporate bonds	22,297	24,786	24,786
All other mortgage-backed and asset-backed securities	8,490	8,308	8,308
Total fixed maturities, available-for-sale	45,753	49,404	49,404
Fixed maturities, at fair value using fair value option	1,461	1,010	1,010
Total fixed maturities	47,214	50,414	50,414
Equity securities
Common stocks
Industrial, miscellaneous and all other	236	247	247
Non-redeemable preferred stocks	172	153	153
Total equity securities, available-for-sale	408	400	400
Equity securities, trading	1,614	1,847	1,847
Total equity securities	2,022	2,247	2,247
Mortgage loans	4,935	5,109	4,935
Policy loans	1,951	2,112	1,951
Investments in partnerships and trusts	1,372	1,372	1,372
Futures, options and miscellaneous	1,461	582	582
Short-term investments	2,354	2,354	2,354
Total investments	$61,309	$64,190	$63,855